Profit sharing and rebates	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Profit sharing and rebates	13 Profit sharing and rebates

	2021	2020	2019

Surplus interest bonuses	2	2	2

Profit appropriated to policyholders	13	7	15

Total	14	8	17